Vessels, net - Summary of Analysis of Vessels, Net (Detail)	6 Months Ended
Jun. 30, 2025 USD ($)
Property, Plant and Equipment [Line Items]
Vessel Cost, Balance at beginning of year	$ 336,139,873
Vessel Cost, Acquisitions and improvements	153,107,320
Vessel Cost, Balance at end of year	489,247,193
Accumulated depreciation, Balance at beginning of year	(127,909,855)
Accumulated depreciation, Depreciation for the year	(10,749,128)
Accumulated depreciation, Balance at end of year	(138,658,983)
Net book value, Balance at beginning of year	208,230,018
Net book value, Acquisitions and improvements	153,107,320
Net book value, Depreciation for the year	(10,749,128)
Net book value, Balance at end of year	$ 350,588,210